Unit-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Unit-based Compensation
13. Unit-based Compensation
On April 14, 2021, the Board of Managers (the “Board”) adopted the GRIID Infrastructure Equity Plan LLC Profits Interest Plan (the “Plan”). Under the terms of the Plan, Incentive Units (“IUs”) may be granted to employees of the Company as well as officers, consultants, or other service providers of the Company (each, a “Participant”). Upon approval of the Plan, the Company reserved a pool of 2,500,000 IUs. As of September 30, 2023, the Board had approved 2,413,367 IUs, leaving 86,633 IUs available for grant.
The IU activity under the Plan for the nine months ended September 30, 2023 and 2022, respectively, was as follows:

	September 30,	September 30,
	2023	2022
Unvested December 31	754,986	1,557,911
Vested	(436,697)	(602,295)
Forfeited	—	(29,166)

Unvested September 30	318,289	926,450

Expense related to the IUs is recognized over the vesting period of each IU. The Company has elected to recognize forfeitures as they occur. For the three months ended September 30, 2023 and 2022, respectively, the Company recognized $26 and $33 of unit-based compensation expense related to the IUs. For the nine months ended September 30, 2023 and 2022, respectively, the Company recognized $72 and $99 of unit-based compensation expense related to the IUs. This expense is included within general and administrative expense on the unaudited consolidated statements of operations.
As of September 30, 2023 and 2022, respectively, there remained $56 and $167 of unrecognized compensation expense related to the IUs. That cost is expected to be recognized over the remaining weighted average vesting period of 1.27 years and 1.09 years for September 30, 2023 and 2022, respectively.

The total fair value of IUs vested (based on grant date fair value) as of September 30, 2023 and 2022, respectively was $398 and $284.

14. Unit-based Compensation
On April 14, 2021, the Board of Managers (the “Board”) adopted the GRIID Infrastructure Equity Plan LLC Profits Interest Plan (the “Plan”). Under the terms of the Plan, Incentive Units (“IUs”) may be granted to employees of the Company as well as officers, consultants, or other service providers of the Company (each, a “Participant”). Upon approval of the Plan, the Company reserved a pool of 2,500,000 IUs. As of December 31, 2022, the Board had approved 2,418,000 IUs, leaving 82,000 IUs available for grant.
The IUs give holders the right to participate in the profits and losses of the Company, but do not convey voting rights to the holders. Each IU has a profits interest threshold amount set forth in the applicable Agreement Award in accordance with the Limited Liability Company Agreement of GRIID Infrastructure Equity Plan LLC, dated as of April 14, 2021. The amount is to be no less than the amount determined to be necessary to cause such IU to constitute a “profits interest” within the meaning of Revenue Procedures
93-27
and
2001-43.
Each Award Agreement contains a vesting schedule that is determined by the Board. Vesting may be based on the continued service of the Participant and/or on the achievement of performance goals set forth in the Award Agreement. IUs may also be fully vested on the Grant Date. Participant’s IUs may have accelerated vesting upon a Change in Control (as defined in the Plan), forfeiture, or other event at the Board’s discretion.
At any time prior to the consummation of a Qualified Public Offering or a Change in Control, each as defined in the Plan, the Company has the right, but not the obligation, to require the Participant to forfeit or sell to the Company all or any portion of their IUs in connection with a Termination of Service (the “Company’s Call Right”). In the event of termination for any reason, unvested IUs (“Restricted IUs”) will be forfeited without consideration. If the Participant’s employment is terminated for cause, all vested IUs (“Unrestricted IUs”) or Restricted IUs will be forfeited without consideration. If the Participant’s employment is terminated by the Company for a reason other than cause or by the Participant for any reason, the Company’s purchase price per Unrestricted IU will be its fair market value on the date of termination.
At any time following a SPAC Transaction, as defined in the Plan, the Company may, at its election, require any unitholder upon a termination of service (including any termination that may have occurred prior to the SPAC

Transaction) to convert all or a portion of such unitholder’s IUs into shares or other equity securities of the SPAC into which holders of IUs otherwise may convert.
If the IUs are changed by reason of a change in corporate capitalization or exchanged for other securities as a result of a merger, consolidation or reorganization, the Company will make appropriate adjustments to the maximum number of IUs that may be granted under the Plan and will make adjustments to the IUs as will be equitable and appropriate to prevent dilution or enlargement of the benefits provided for awards under the Plan.
The Company may, at its discretion, provide in any Award Agreement that all or a portion of a Participant’s Restricted IUs will become Unrestricted IUs upon a Change in Control and/or that the restrictions and limitations applicable to the IUs will lapse and such IUs will become free of all restrictions and become fully vested and transferable. In the event of a Change in Control and the unitholder’s termination for a reason other than cause within twelve (12) months after the occurrence of the Change in Control (a “Double-Trigger Change in Control”) all Restricted IUs that are outstanding on the date of termination will fully vest and become Unrestricted IUs.
Based upon their underlying characteristics and features, the Company has determined that the IUs are to be accounted for as equity-classified awards.
The IUs are granted at the market price of the Company’s units on the date of grant. The Company has varying vesting period and vesting schedules for IUs granted.
IU activity under the Plan for the years ended December 31, 2022 and 2021, respectively, was as follows:

	Number of Units	Weighted- average grant price per unit
Unvested, December 31, 2020	2,418,000	$0.19
Vested	(893,633)	0.19
Forfeited	—	—

Unvested, December 31, 2021	1,524,367	0.19
Vested	(778,721)	0.19
Forfeited	—	—

Unvested, December 31, 2022	745,646	$0.19

Expense related to the IUs is recognized over the vesting period of each IU. The Company has elected to recognize forfeitures as they occur.
For the years ended December 31, 2022 and 2021, respectively, the Company recognized $132 and $191 of unit- based compensation expense related to the IUs, which is included within general and administrative expense on the audited consolidated statements of operations.
As of December 31, 2022 and 2021, respectively, there remained $142 and $268 of unrecognized compensation expense related to the IUs. That cost is expected to be recognized over the remaining weighted average vesting period of 2.81 years and 2.24 years.
The total fair value of IUs vested (based on grant date fair value) during December 31, 2022 and 2021, respectively was $148 and $170.